Interest bearing loans and borrowings - Summary Of The Inputs Into The Model Used To Fair Value The Embedded Derivative (Detail)			12 Months Ended
	Jun. 30, 2020 yr £ / shares	Jun. 03, 2020 yr £ / shares	Dec. 31, 2020 yr £ / shares
DisclosureOfTheInputsIntoTheModelUsedToFairValueTheEmbeddedDerivativeAbstract [Abstract]
Expected volatility	61.00%	61.00%	0.00%
Risk-free interest rate	0.19%	0.27%	0.00%
Credit spread	186	201	0
Expected life of share options | yr	3	3	0
Market price of ordinary shares | £ / shares	£ 0.46	£ 0.19	£ 0
Probability of resolutions passing	100.00%	90.00%	8212.00%
Model used	Discounted cash flow/Black-Scholes model	Discounted cash flow/Black-Scholes model	—